Financial Instruments And Fair Value Measurements	6 Months Ended
Jun. 30, 2011
Financial Instruments And Fair Value Measurements
Financial Instruments And Fair Value Measurements

NOTE 12—FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

The Company follows the provisions of the authoritative guidance for fair value measurements, which addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under generally accepted accounting principles.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The guidance related to fair value measures establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain U.S. Treasury, other U.S. Government and agency asset backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, and other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The Company's assets and liabilities measured at fair value on a recurring and non-recurring basis and any associated losses are summarized below (in thousands):

	Fair value measurements			Assets/liabilities at fair value	Total losses
	Level 1	Level 2	Level 3
June 30, 2011:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$—	$24,463	$—	$24,463	$—
Debt securities issued by U.S. government agencies	—	18,240	—	18,240	—
U.S. Treasury notes	1,863	—	—	1,863	—
Debt securities issued by foreign governments	—	1,023	—	1,023	—
Commercial mortgage-backed securities	—	243	—	243	—

	1,863	43,969	—	45,832	—
Available-for-sale equity securities	12,505	—	—	12,505	—
Commercial paper	—	5,107	—	5,107	—
Money market funds	5,207	—	—	5,207	—

Total available-for-sale investments	19,575	49,076	—	68,651	—
Deposits held in money market funds	17,557	3,644	—	21,201	—

	$37,132	$52,720	$—	$89,852	$—

Liabilities	$—	$—	$—	$—	$—

Non-recurring:
Assets	$—	$—	$—	$—	$—

Liabilities	$—	$—	$—	$—	$—

December 31, 2010:
Recurring:
Assets:
Available-for-sale debt securities:
Corporate bonds	$—	$32,676	$—	$32,676	$—
Debt securities issued by U.S. government agencies	—	17,992	—	17,992	—
U.S. Treasury notes	2,493	—	—	2,493	—
Debt securities issued by foreign governments	—	2,096	—	2,096	—
Commercial mortgage-backed securities	—	326	—	326	—

	2,493	53,090	—	55,583	—
Available-for-sale equity securities	12,011	—	—	12,011	—
Commercial paper	—	5,705	—	5,705	—
Money market funds	2,581	—	—	2,581	—

Total available-for-sale investments	17,085	58,795	—	75,880	—
Deposits held in money market funds	7,238	3,001	—	10,239	—

	$24,323	$61,796	$—	$86,119	$—

Liabilities	$—	$—	$—	$—	$—

Non-recurring:
Assets:
Hospitals available for sale	$—	$—	$5,605	$5,605	$(1,880)

Liabilities	$—	$—	$—	$—	$—

Recurring measurements

The Company's available-for-sale investments are primarily held by its limited purpose insurance subsidiary and consist of debt securities, equities, commercial paper and money market funds. These available-for-sale investments and the insurance subsidiary's cash and cash equivalents of $107.6 million as of June 30, 2011 and $102.1 million as of December 31, 2010, classified as insurance subsidiary investments, are maintained for the payment of claims and expenses related to professional liability and workers compensation risks.

The Company also has available-for-sale investments totaling $4.1 million related to a deferred compensation plan that is maintained for certain of the Company's current and former employees.

The Company's deposits held in money market funds consist primarily of cash and cash equivalents held for general corporate purposes.

The fair value of actively traded debt and equity securities and money market funds are based upon quoted market prices and are generally classified as Level 1. The fair value of inactively traded debt securities and commercial paper are based upon either quoted market prices of similar securities or observable inputs such as interest rates using either a market or income valuation approach and are generally classified as Level 2. The Company's investment advisors obtain and review pricing for each security. The Company is responsible for the determination of fair value and as such the Company reviews the pricing information from its advisors in determining reasonable estimates of fair value. Based upon the Company's internal review procedures, there were no adjustments to the prices during the three or six months ended June 30, 2011 or June 30, 2010.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments. The carrying value is equal to fair value for financial instruments that are based upon quoted market prices or current market rates.

	June 30, 2011		December 31, 2010
(In thousands)	Carrying value	Fair value	Carrying value	Fair value
Cash and cash equivalents	$52,399	$52,399	$17,168	$17,168
Cash—restricted	5,457	5,457	5,494	5,494
Insurance subsidiary investments	172,152	172,152	177,963	177,963
Other marketable securities	4,133	4,133	—	—
Tax refund escrow investments	213	213	213	213
Long-term debt, including amounts due within one year (excluding capital lease obligations totaling $5.5 million at June 30, 2011)	1,438,220	1,442,489	365,647	365,640